DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS
DEFERRED TAX ASSETS

24.    DEFERRED TAX ASSETS

The principal components of the deferred income tax assets and liabilities are as follows:

		Fair value change of	Unrealized gain on	Depreciation of
	Tax losses	financial instruments	inter-group sales	solar parks	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At January 1, 2016	364	202	6,273	(5,474)	1,365

Credit (charge) to profit or loss	1,896	755	4,420	2,628	9,699
Reclassified to held-for-sale	(1,296)	—	—	—	(1,296)
Exchange differences	(100)	(40)	(237)	(140)	(517)

At December 31, 2016	864	917	10,456	(2,986)	9,251

Deferred tax assets	864	917	10,456	(2,656)	9,581

Deferred tax liabilities	—	—	—	330	330

Credit (charge) to profit or loss	286	11,325	(1,843)	1,668	11,436
Exchange differences	1	41	(7)	(6)	29

At December 31, 2017	1,151	12,283	8,606	(1,324)	20,716

Deferred tax assets	1,151	12,283	8,606	1,460	23,500

Deferred tax liabilities	—	—	—	2,784	2,784

As at December 31, 2015, 2016 and 2017, the Group has unused tax losses of approximately USD135.8 million, USD152.2 million and USD 162.6 million, excludes tax losses recognized above, respectively, available for offset against future profits that may be carried forward indefinitely.